Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933



                                                                June 29, 2018


                                 PIONEER FUNDS


SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


   FUND                                         DATE OF PROSPECTUS
   Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2017
   Pioneer Dynamic Credit Fund                  August 1, 2017
   Pioneer Fundamental Growth Fund              August 1, 2017
   Pioneer Bond Fund                            November 1, 2017
   Pioneer Classic Balanced Fund                December 1, 2017
   Pioneer Multi-Asset Income Fund              December 1, 2017
   Pioneer Disciplined Growth Fund              December 31, 2017
   Pioneer Disciplined Value Fund               December 31, 2017
   Pioneer Global Equity Fund                   December 31, 2017
   Pioneer High Income Municipal Fund           December 31, 2017
   Pioneer Short Term Income Fund               December 31, 2017
   Pioneer Corporate High Yield Fund            December 31, 2017
   Pioneer Strategic Income Fund                February 1, 2018
   Pioneer Equity Income Fund                   March 1, 2018
   Pioneer Mid Cap Value Fund                   March 1, 2018
   Pioneer Floating Rate Fund                   March 1, 2018
   Pioneer Flexible Opportunities Fund          March 1, 2018
   Pioneer Global High Yield Fund               March 1, 2018
   Pioneer Global Multisector Income Fund       March 1, 2018
   Pioneer High Yield Fund                      March 1, 2018
   Pioneer International Equity Fund            April 1, 2018
   Pioneer Select Mid Cap Growth Fund           April 1, 2018
   Pioneer AMT-Free Municipal Fund              May 1, 2018
   Pioneer Fund                                 May 1, 2018
   Pioneer Real Estate Shares                   May 1, 2018
   Pioneer U.S. Government Money Market Fund    May 1, 2018
   Pioneer Solutions - Balanced Fund            May 1, 2018
   Pioneer Core Equity Fund                     June 1, 2018

SHARE CLASS ELIGIBILITY
The following supplements the corresponding information in the section entitled "Class K shares."


CLASS K SHARES
Class K shares are also available to certain mutual fund programs. See "Minimum investment amounts - Waivers of the minimum investment amount for Class K."


MINIMUM INVESTMENT AMOUNTS
The following supplements the corresponding information in the section entitled "Waivers of the minimum investment amount for Class K."


WAIVERS OF THE MINIMUM INVESTMENT AMOUNT FOR CLASS K
The fund will accept an initial investment of less than $5 million if:

(c) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has an arrangement with Amundi Pioneer to include Class K shares of the Pioneer mutual funds in its program. In one model, the intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services, as a combined service offering. In another model, a brokerage firm may provide transactional services in accordance with a commission schedule set by the firm.

    You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

The following replaces the corresponding information in the section entitled "Waivers of the minimum investment amount for Class Y."


WAIVERS OF THE MINIMUM INVESTMENT AMOUNT FOR CLASS Y
The fund will accept an initial investment of less than $5 million if:

(e) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has an arrangement with Amundi Pioneer to include Class Y shares of the Pioneer mutual funds in its program. In one model, the intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services, as a combined service offering. In another model, a brokerage firm may provide transactional services in accordance with a commission schedule set by the firm.

    You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

The following supplements information in each fund's prospectus under "Intermediary defined sales charge waiver policies."


AMERIPRISE FINANCIAL
Effective July 1, 2018, shareholders purchasing fund shares through an Ameriprise Financial platform or account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund's prospectus or statement of additional information.

CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE
FINANCIAL:
o Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
o Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

o Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial's platform (if an Advisory or similar share class for such investment advisory program is not available).
o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
o Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
o Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
o Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
o Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and
  (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).







                                                                   31107-00-0618
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC